Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	TROV
Entity Registrant Name	Trovagene, Inc.
Entity Central Index Key	0001213037
Entity Filer Category	Smaller Reporting Company